Financial Instruments - Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Long-term indebtedness	$ 3,786	$ 3,772
Total debt	3,786	3,772
Swaps	(99)	(100)
Total debt after swaps	3,687	3,672
Remove fair value adjustments for hedges	(10)	1
Total debt after currency hedging arrangements	3,677	3,673
Remove transaction costs, premiums or discounts included in the carrying value of debt	33	38
Add: Lease liabilities (current and non-current)	261	306
Less: cash and cash equivalents	(778)	(1,787)
Net debt	$ 3,193	$ 2,230